Earnings Per Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
EARNINGS PER SHARE

14. EARNINGS PER SHARE

The rights of the holder of Class A and Class B ordinary shares were identical for all periods presented, except with respect to voting and conversion rights, and therefore, the undistributed earnings were allocated on a proportionate basis and the resulting earnings per share attributable to ordinary shareholders were the same for both Class A and Class B ordinary shares on an individual or combined basis. The following table sets forth the computation of basic net loss per share for the following periods:

	Six Months End June 30,
	2025	2026
	RMB	RMB	USD
Basic and diluted earnings per share calculation
Numerator:
Net profit attribute to Youlife Group Inc.	37,716	30,494	4,478
Denominator:
Basic Weighted average number of shares outstanding	70,000,000	80,192,917	80,192,917
Basic net earnings per share	0.54	0.38	0.06
Diluted Weighted average number of shares outstanding	70,000,000	80,192,917	80,192,917
Diluted net earnings per share	0.54	0.38	0.06